Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Disclosure of loss per share
	Years ended December 31,
	2019	2018
Net loss	$13,933	$17,674
Weighted average number of shares outstanding	93,968,172	86,015,208
Basic and diluted loss per share	$0.15	$0.21